ACQUISITIONS (Tables)	12 Months Ended
Jan. 01, 2022
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Schedule Of Assets Acquired And Liabilities Assumed In Business Acquisition
The table below summarizes the preliminary fair value of assets acquired and liabilities assumed in the Vestcom acquisition.

(In millions)
Cash and cash equivalents	$24.3
Trade accounts receivable	98.7
Other current assets	28.5
Property, plant and equipment	56.3
Goodwill	756.6
Other intangibles resulting from business acquisition	727.0
Other assets	22.7
Total assets	1,714.1
Current liabilities	47.5
Other liabilities	17.2
Deferred and non-current income tax liabilities	184.3
Total liabilities	249.0
Net assets acquired	$1,465.1